SCHEDULE OF LONG-TERM BANK DEBT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Secured long-term loans	$ 6,106,871
Less: amounts due within one year under long-term loan contracts	(305,775)
Total long-term bank loans	$ 5,801,096